RiskX Funds
Supplement to the Prospectus,
Summary Prospectuses and
Statement of Additional Information
October 28, 2014
This supplement to the Prospectus, Summary Prospectuses and Statement of Additional Information dated September 29, 2014 for the RiskX Funds ("Funds"), all series of the Starboard Investment Trust, updates the information described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.
This supplement is to update language in the Prospectus dated September 29, 2014 relative to Net Annual Fund Operating Expenses for the Funds and the intent of FolioMetrix, the investment advisor to the Funds ("Advisor") to limit the total operating expense, including the fees and expenses of acquired mutual funds owned by the Funds as portfolio investments, effective October 28, 2014.

Rx Dynamic Growth Fund

For the Rx Dynamic Growth Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Rx Dynamic Growth Fund		Institutional Class Shares	Advisor Class Shares
Management Fees	[1]	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	[1]	none	1.00%
Other Expenses	[1]	0.64%	0.64%
Acquired Fund Fees and Expenses	[1][2]	none	none
Total Annual Fund Operating Expenses	[1]	1.09%	2.09%
[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Rx Dynamic Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	111	347	601	1,329
Advisor Class Shares	312	655	1,124	2,421

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Rx Dynamic Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	111	347	601	1,329
Advisor Class Shares	212	655	1,124	2,421

Additionally for the Rx Dynamic Growth Fund, the paragraph beneath the bar graph titled "Institutional Class Calendar Year Returns" under the section titled "Performance Information" is revised by replacing it in its entirety with the following:

During the periods shown in the bar chart above the Fund's highest quarterly return was 8.93% (quarter ended December 31, 2010) and the Fund's lowest quarterly return was -12.80% (quarter ended September 30, 2011).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 3.65%.